Long-Term Debt - Summary of Long-term Debt (Details) $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,799		$ 11,445
Current portion of long-term debt	980		404
Long-term debt	9,819		11,041
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	10,859		11,514
Original issue discounts, net
Disclosure of detailed information about borrowings [line items]
Borrowings	11		13
Transaction costs
Disclosure of detailed information about borrowings [line items]
Borrowings	49		56
Medium-term notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	1,286		$ 1,702
1.45% debentures due November 16, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.45%	1.45%
1.45% debentures due November 16, 2023 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		$ 404
3.55% debentures due June 3, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.55%	3.55%	3.55%	3.55%
3.55% debentures due June 3, 2024 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 320		$ 332
3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.42%	3.42%	3.42%	3.42%
3.42% debentures due December 1, 2026 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 441		$ 441
2.50% debentures due January 17, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%	2.50%	2.50%	2.50%
2.50% debentures due January 17, 2028 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 225		$ 225
4.85% debentures due May 30, 2047
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.85%	4.85%
4.85% debentures due May 30, 2047 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300		300
Long-term debt | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 9,573		9,812
3.80% due April 15, 2024 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.80%	3.80%
Notional amount		$ 500,000,000
3.80% due April 15, 2024 (US$500 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 660		677
3.90% due February 1, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.90%	3.90%
Notional amount		$ 600,000,000
3.90% due February 1, 2025 (US$600 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 792		812
2.05% due July 15, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.05%	2.05%
Notional amount		$ 600,000,000
2.05% due July 15, 2025 (US$600 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 792		812
3.85% due June 1, 2027 (US$1,250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.85%	3.85%
Notional amount		$ 1,250,000,000
3.85% due June 1, 2027 (US$1,250 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,651		1,692
2.95% due July 15, 2030 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.95%	2.95%
Notional amount		$ 500,000,000
2.95% due July 15, 2030 (US$500 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 660		677
7.20% due January 15, 2032 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.20%	7.20%
Notional amount		$ 400,000,000
7.20% due January 15, 2032 (US$400 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 528		541
6.45% due June 30, 2033 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.45%	6.45%
Notional amount		$ 350,000,000
6.45% due June 30, 2033 (US$350 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 462		474
5.85% due February 1, 2035 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.85%	5.85%
Notional amount		$ 350,000,000
5.85% due February 1, 2035 (US$350 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 462		474
6.50% due February 15, 2037 (US$450 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.50%	6.50%
Notional amount		$ 450,000,000
6.50% due February 15, 2037 (US$450 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 594		609
6.25% due March 15, 2038 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%	6.25%
Notional amount		$ 1,100,000,000		$ 1,100,000,000
6.25% due March 15, 2038 (US$1,100 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,453		1,488
6.75% due February 1, 2039 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%	6.75%
Notional amount		$ 400,000,000
6.75% due February 1, 2039 (US$400 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 528		541
4.95% due June 1, 2047 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.95%	4.95%
Notional amount		$ 750,000,000
4.95% due June 1, 2047 (US$750 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 991		$ 1,015